Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands		Preferred A Shares Microbot Medical Ltd. (Pre - Merger) [Member] [1]	Preferred A Shares [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Total		Temporary Equity [Member]
Balance at Dec. 31, 2015		$ 87		[1]	$ 9	[2]	$ 3,212		$ (3,372)	$ (64)
Balance, shares at Dec. 31, 2015		8,708,132		[1]	888,188	[2]
Conversion of convertible notes and exercise of warrants issued upon conversion		$ 48		[1]		[2]	1,803			1,851
Conversion of convertible notes and exercise of warrants issued upon conversion, shares		4,746,237		[1]		[2]
Effect of reverse recapitalization		$ (135)		[1]	$ 10	[2]	597			472
Effect of reverse recapitalization, shares		(13,454,369)		[1]	1,030,957	[2]
Common stock classified as temporary equity				[1]		[2]	(500)			(500)		500
Beneficial Conversion Feature recorded on convertible debt acquired in reverse recapitalization				[1]		[2]	2,029			2,029
Transaction costs incurred in reverse recapitalization				[1]	$ 5	[2]	6,890			6,895
Transaction costs incurred in reverse recapitalization, shares				[1]	525,706	[2]
Cancellation of ordinary shares and issuance of preferred shares				[1],[3]	$ (6)	[2]	6
Cancellation of ordinary shares and issuance of preferred shares, shares			9,736	[1]	(655,967)	[2]
Share based compensation				[1]		[2]	676			$ 676
Exercise of options, shares	[4],[5]
Net loss				[1]		[2]			(9,663)	$ (9,663)
Balance at Dec. 31, 2016				[1],[3]	$ 18	[2],[6]	14,713		(13,035)	1,696		500
Balance, shares at Dec. 31, 2016			9,736	[1]	1,788,884	[2],[6],[7]
Share based compensation				[1]		[2],[3],[6]	479			479
Share based compensation, shares				[1]	8,085	[2],[6]
Issuance of common stock				[1]	$ 3	[2],[6]	12,699			12,702
Issuance of common stock, shares				[1]	299,815	[2],[6]
Exercise of options				[1]		[2],[3],[6]		[3]
Exercise of options, shares				[1]	31,787	[2],[6]				31,453	[4],[5]
Cashless exercise of warrants				[1]		[2],[3],[6]
Cashless exercise of warrants, shares				[1]	24	[2],[6]
Extinguishment of convertible notes and issuance of preferred A shares				[1],[3]		[2],[6]	2,676			2,676
Extinguishment of convertible notes and issuance of preferred A shares, shares			3,255	[1]		[2],[6]
Conversion of preferred A shares to common stock				[1],[3]	$ 6	[2],[6]	(6)
Conversion of preferred A shares to common stock, shares			(8,990)	[1]	605,705	[2],[6]
Net loss				[1]		[2],[6]			(7,589)	(7,589)
Balance at Dec. 31, 2017				[1],[3]	$ 27	[2],[6]	30,561		(20,624)	9,964		500
Balance, shares at Dec. 31, 2017			4,001	[1]	2,734,300	[2],[6],[7]
Share based compensation						[6]	822			$ 822
Share based compensation, shares						[6]
Issuance of common stock, shares
Exercise of options						[6]
Exercise of options, shares					2,487	[6]				2,487	[5]
Conversion of preferred A shares to common stock				[3]	$ 2	[6]	(2)
Conversion of preferred A shares to common stock, shares			(3,000)		202,151	[6]
Shares issued as consideration-vendor					$ 1	[6]	73			74
Shares issued as consideration-vendor, shares					6,738	[6]
Net loss						[6]			(3,362)	(3,362)
Balance at Jun. 30, 2018				[3]	$ 30	[6]	$ 31,454		$ (23,986)	$ 7,498		$ 500
Balance, shares at Jun. 30, 2018			1,001		2,945,676	[6],[7]

[1]	Share data for periods prior to the reverse recapitalization represents the legal equity structure of Microbot Ltd. with the number of shares adjusted to retroactively reflect the one-to-nine Reverse Stock Split effected on November 28, 2016 as well as the reverse recapitalization consummated on November 28, 2016.
[2]	December 31 2017, 2016 and 2015 share data represent the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[3]	Less than 1
[4]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[5]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[6]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[7]	Includes 721,107 common stock classified as temporary equity.